Commitments	12 Months Ended
Mar. 31, 2020
Commitments
Commitments
24.	Commitments

(a)   Capital commitments

Capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2019	2020

	(in millions of RMB)
Contracted but not provided for:
Purchase of property and equipment	5,656	15,572
Construction of corporate campuses	3,576	8,982
	9,232	24,554

(b)  Operating lease commitments for office facility and transportation equipment

The Company has leased office premises and transportation equipment under non-cancellable operating lease agreements. These leases have different terms and renewal rights. As of March 31, 2019, the future aggregate minimum lease payments under non-cancellable operating leases are as follows:

As of March 31,
2019
(in millions of RMB)
No later than 1 year	4,984
Later than 1 year and no later than 5 years	10,675
More than 5 years	15,346
Total	31,005

For the years ended March 31, 2018 and 2019, the Company incurred rental expenses under operating leases of RMB2,279 million and RMB4,699 million, respectively. Upon the adoption of ASC 842 on April 1, 2019, operating lease liabilities are initially recognized based on the present value of future lease payments at lease commencement and the future lease payments under operating leases as of March 31, 2020 are disclosed in Note 7.

24.	Commitments (Continued)

(c)  Investment commitments

The Company was obligated to pay up to RMB23,954 million and RMB14,080 million for business combinations and equity investments under various arrangements as of March 31, 2019 and 2020, respectively. The commitment balance as of March 31, 2019 primarily includes the consideration for the investment relating to STO Express (Note 4(o)), Focus Media (Note 4(p)) and the remaining committed capital of certain investment funds. The commitment balance as of March 31, 2020 primarily includes the consideration for the investment in Focus Media (Note 4(p)) and the remaining committed capital of certain investment funds.

(d)  Other commitments

The Company also has other commitments including commitments for co-location and bandwidth fees, licensed copyrights and marketing expenses. These commitments are analyzed as follows:

	As of March 31,
	2019	2020

	(in millions of RMB)
No later than 1 year	21,768	27,398
Later than 1 year and no later than 5 years	22,291	19,261
More than 5 years	4,964	3,102
Total	49,023	49,761

As a marketing initiative, the Company entered into a framework agreement with the International Olympic Committee (the “IOC”) and the United States Olympic Committee in January 2017 for a long-term partnership arrangement through 2028. Joining in The Olympic Partner worldwide sponsorship program, the Company has become the official “E-Commerce Services” Partner and “Cloud Services” Partner of the IOC. In addition, the Company has been granted certain marketing rights, benefits and opportunities relating to future Olympic Games and related initiatives, events and activities. The Company committed to provide at least US$815 million worth of cash, cloud infrastructure services and cloud computing services, as well as marketing and media support in connection with various Olympic initiatives, events and activities, including the Olympic Games and the Winter Olympic Games through 2028.